Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, January 1	$ 17,871	$ 13,550
Provision	2,856	10,043
Utilized	(5,233)	(6,888)
Foreign currency adjustment	(45)	369
Balance, June 30	$ 15,449	$ 17,074